Equity Transactions - Summary of Stock Option Activity (Details) (10-K) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Equity [Abstract]
Number of Shares Options Outstanding Beginning Balance	425,000
Number of Shares Options, Assumed with merger transaction		557,282	557,282
Number of Options Granted		250,000	250,000
Number of Options Cancelled		(80,725)	(382,282)
Number of Shares Options Outstanding Ending Balance	425,000	726,557	425,000
Number of Shares Options Outstanding and exercisable Ending Balance		695,418	421,250
Weighted Average Exercise Price Outstanding Beginning Balance	$ 1.38
Weighted Average Exercise Price, Assumed with merger transaction		2.78	2.78
Weighted Average Exercise Price Granted		0.40	0.40
Weighted Average Exercise Price Cancelled		$ 1.52	2.86
Weighted Average Exercise Price Outstanding Ending Balance			1.38
Weighted Average Exercise Price Exercisable			$ 1.38
Weighted Average Remaining Term (years) Outstanding, Beginning	7 years 8 months 16 days	0 years	0 years
Weighted Average Remaining Term (years) Assumed with merger transaction		6 years 11 months 26 days	6 years 11 months 26 days
Weighted Average Remaining Term (years) Outstanding, Granted			9 years 7 days
Weighted Average Remaining Term (years) Outstanding, Ending			7 years 8 months 16 days
Weighted Average Remaining Term (years) Exercisable			7 years 8 months 16 days